8. Share-based payments (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Payments Details
Nonemployee common stock		$ 571,207	$ 602,507	$ 631,550
Nonemployee preferred stock (Series B)	50,000
Nonemployee warrants - fully vested upon issuance	445,390		6,981	7,204,573
Nonemployee warrants - service and performance conditions	18,392	55,849	52,056	264,919
Employee stock options - fully vested upon grant				7,950,000
Employee stock options - market price-based	327,000	981,000	1,308,000	2,321,000
Legal settlement - replacement warrants		1,119,450	1,764,450
Total share-based expense charged against income	$ 840,782	$ 2,727,506	$ 3,733,994	$ 18,372,042
Impact on net loss per common share: Basic and diluted	$ (0.01)	$ (0.04)	$ (0.06)	$ (0.32)